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November 20, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Re: Holland Series Fund, Inc. - File Nos. 33-95026 and 811-9060

Dear Sir/Madam:

On behalf of Holland Series Fund, Inc. (the "Fund"), I enclose for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post Effective Amendment No. 16 to the Fund's Registration Statement (the "Amendment").

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of making amendments to the Fund's Registration Statement that may be considered material pursuant to Rule 485.

The cover page of the attached Amendment designates that the Amendment shall be effective on January 28, 2010.

If you have any questions concerning this filing, please call me directly at
(617) 662-1749.

Sincerely,


/s/ Brian C. Poole
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Brian C. Poole
Vice President and Counsel